GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	May 31, 2023	Feb. 28, 2023
Cash flow from operating activities			$ 2,991,003	$ 12,577,395
Accumulated deficit			116,808,904	112,253,711
Working capital			21,819,216	12,610,601
Subsequent Event [Member]
Additional issuance costs	$ 3,500,000
Minimum [Member]
Other cost cutting management estimates			200,000	200,000
Maximum [Member]
Other cost cutting management estimates			$ 300,000	$ 300,000
Common Stock [Member]
Purchase of common stock		$ 30,000,000